Leases - Schedule of Operating Lease Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Remainder of 2021	$ 4,774
Year One	19,086	$ 20,032
Year Two	13,641	19,635
Year Three	4,380	9,155
Year Four	2,871	4,960
Year Five		3,462
Thereafter		5,966
Thereafter	5,015
Total minimum lease payments	49,767	63,210
Less: Imputed Interest	(1,879)	(4,981)
Total lease liabilities	47,888	58,229	$ 63,251	$ 0
Sublease Income
Remainder of 2021	582
Year One	194	2,509
Year Two	0	378
Year Three	0	188
Year Four	0	192
Year Five		195
Thereafter		334
Thereafter	0
Total minimum lease payments	776	3,796
Net Minimum Payments
Remainder Of 2021	4,192
Year One	18,892	17,523
Year Two	13,641	19,257
Year Three	4,380	8,967
Year Four	2,871	4,768
Year Five		3,267
Thereafter	5,015
Thereafter		5,632
Total minimum lease payments	$ 48,991	$ 59,414